Summary Prospectus
December 31, 2021

Disclosure contained herein relates to all classes of the Fund, as listed below, unless otherwise noted.
Share Class | Ticker	A | KAUAX	B | KAUBX	C | KAUCX
	R | KAUFX	Institutional | KAUIX

Federated Hermes Kaufmann Fund

A Portfolio of Federated Hermes Equity Funds
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information and most recent reports to shareholders, online at FederatedInvestors.com/FundInformation. You can also get this information at no cost by calling 1-800-341-7400, by sending an email request via Contact Us on FederatedInvestors.com, or from a financial intermediary through which Shares of the Fund may be bought or sold. The Fund’s Prospectus and Statement of Additional Information, both dated December 31, 2021, are incorporated by reference into this Summary Prospectus.

A mutual fund seeking to provide capital appreciation by investing principally in common stocks of small and medium-sized companies that are traded on national securities exchanges, the NASDAQ stock market and on the over-the-counter market.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Fund Summary Information
Federated Hermes Kaufmann Fund (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide capital appreciation.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold and sell the Fund’s Class A Shares (A), Class B Shares (B), Class C Shares (C), Class R Shares (R) and Institutional Shares (IS). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A Class) of Federated Hermes Funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 17 and in “Appendix B” to this Prospectus.
Shareholder Fees (fees paid directly from your investment)
	A	B	C	R	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A	B	C	R	IS
Management Fee	1.30%	1.30%	1.30%	1.30%	1.30%
Distribution (12b-1) Fee	0.25%	0.75%	0.75%	0.50%	None
Other Expenses	0.44%	0.49%	0.49%	0.40%	0.24%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	2.00%	2.55%	2.55%	2.21%	1.55%
Fee Waivers and/or Expense Reimbursements[1]	(0.04)%	(0.04)%	(0.04)%	(0.25)%	(0.04)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.96%	2.51%	2.51%	1.96%	1.51%
1
 Pursuant to the settlement of certain litigation, the Adviser has agreed for a period continuing until June 30, 2022, to waive its investment advisory fee so that such fee will not exceed 1.275%. Also, pursuant to the settlement agreement, effective July 1, 2012 and continuing until June 30, 2022, the Adviser has agreed to further waive the advisory fee by an additional 0.02%, 0.04%, 0.06% or 0.07% if the Fund’s net assets exceed eight, nine, ten or twelve billion dollars, respectively. In addition, as a separate matter, the Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, dividends and other expenses related to short sales, interest expense, extraordinary expenses, tax reclaim recovery expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s A, B, C, R and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50%, 2.50%, 1.95% and 1.50% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2023; or (b) the date of the Fund’s next effective Prospectus (the “Additional Arrangements”). While the Adviser and its affiliates currently do not anticipate terminating or increasing these Additional Arrangements prior to the Termination Date, these Additional Arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses (excluding any sales loads on reinvested dividends, fee waivers and/or expense reimbursements) are as shown in the table above and remain the same. The expenses used to calculate the Fund’s examples do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$742	$1,143	$1,568	$2,749
Expenses assuming no redemption	$742	$1,143	$1,568	$2,749
B:
Expenses assuming redemption	$808	$1,194	$1,555	$2,751
Expenses assuming no redemption	$258	$794	$1,355	$2,751
C:
Expenses assuming redemption	$358	$794	$1,355	$2,751
Expenses assuming no redemption	$258	$794	$1,355	$2,751
R:
Expenses assuming redemption	$224	$691	$1,185	$2,544
Expenses assuming no redemption	$224	$691	$1,185	$2,544
IS:
Expenses assuming redemption	$158	$490	$845	$1,845
Expenses assuming no redemption	$158	$490	$845	$1,845

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund’s Main Investment Strategies?
In seeking to achieve its objective, the Fund invests a majority of its assets in the common stocks of small- and medium-sized companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market. Up to 30% of the Fund’s net assets may be invested in foreign securities. When investing in foreign securities, the Fund’s Adviser and Sub-Adviser (collectively, “Adviser”) may emphasize investment in a particular country or group of countries which may subject the Fund to the risks of investing in such country or group of countries to a greater extent than if the Fund’s foreign security exposure was diversified over a greater number of countries. The Adviser’s process for selecting investments is bottom-up and growth-oriented.
The Fund may invest in fixed-income securities, American Depositary Receipts (ADRs) and use derivative contracts (such as, for example, options, swaps and futures contracts) and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative or hybrid instruments in an attempt to benefit from changes in the value of the underlying investment(s), to realize gains from trading a derivative contract or to hedge against potential losses. There can be no assurances the Fund’s use of derivative contracts and/or hybrid instruments will work as intended.
What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:
■ Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time. Information publicly available about a company, whether from the company’s financial statements or other disclosures or from third parties, or information available to some but not all market participants, can affect the price of a company’s shares in the market. Among other factors, equity securities may decline in value because of an increase in interest rates or changes in the stock market. Recent and potential future changes in industry and/or economic trends, as well as changes in monetary policy made by central banks and/or their governments, also can affect the level of interest rates and contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects (such as a decline in a company’s stock price), which could negatively impact the Fund’s performance.
■ Risk Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.
■ Mid-Cap Company Risk. The Fund may invest in mid-capitalization (or “mid-cap”) companies. Mid-cap companies often have narrower markets, limited managerial and financial resources, more volatile performance and greater risk of failure, compared to larger, more established companies. These factors could increase the volatility of the Fund’s portfolio, performance and Share price.
■ Small-Cap Company Risk. The Fund may invest in small-capitalization (or “small-cap”) companies. Small-cap companies may have less liquid stock, a more volatile share price, unproven track records, a limited product or service base and limited access to capital. The above factors could make small-cap companies more likely to fail than larger companies, and increase the volatility of the Fund’s portfolio, performance and Share price.
■ Focused Investment Risk. To the extent that the Fund focuses its investments in the securities of a particular issuer or companies in a particular country, group of countries, region, market, industry, group of industries, sector, or asset class, the Fund’s exposure to various risks may be heightened, including price volatility and adverse economic, market, political, or regulatory occurrences affecting that issuer, country, group of countries, region, market, industry, group of industries, sector, or asset class.
■ Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
■ Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies and national governments, the Fund’s Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.
■ Risk of Investing in ADRs and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund’s Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

■ Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive due to differing settlement and clearance procedures than those of the United States. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect the Fund against loss of its assets.
■ Currency Risk. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund’s foreign investments and the value of the Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.
■ European Union and Eurozone Related Risk. A number of countries in the European Union (EU), including certain countries within the EU that have adopted the euro (Eurozone), have experienced, and may continue to experience, severe economic and financial difficulties. Additional countries within the EU may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund’s investments in euro-denominated securities and derivatives contracts, securities of issuers located in the EU or with significant exposure to EU issuers or countries.
■ Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may involve other risks described in this Prospectus, such as stock market, credit, currency, liquidity and leverage risks.
■ Credit Risk. Credit risk includes the possibility that a party to a transaction (such as a derivative transaction) involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
■ Initial Public Offerings Risk. IPOs are initial public offerings of equity securities. Securities issued in IPOs have no trading history, and there may only be limited information about the companies. In addition, the prices of securities sold in IPOs may be highly volatile and may rise or fall shortly after an IPO.
■ Leverage Risk. Leverage risk is created when an investment (such as a derivative transaction) exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

■ Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. The longer the duration of a fixed-income security, the more susceptible it is to interest rate risk. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
■ Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions, or other potentially adverse effects.
■ Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s R class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns for each class averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. Prior to January 1, 2021, the Fund’s R class imposed a 0.20% redemption fee.
The Fund’s R class total return for the nine-month period from January 1, 2021 to September 30, 2021, was 3.61%.
Within the periods shown in the bar chart, the Fund’s R class highest quarterly return was 29.04% (quarter ended June 30, 2020). Its lowest quarterly return was (22.75)% (quarter ended September 30, 2011).
Average Annual Total Return Table
The Fund’s Institutional Shares commenced operations on December 29, 2016. For the period prior to commencement of operations of the Fund’s Institutional Shares, the performance information shown below is for the Fund’s R class, adjusted to remove any voluntary waiver of Fund expenses related to the Fund’s R class that occurred during the period prior to the commencement of the Fund’s Institutional Shares. The performance information shown below for the Fund’s R class includes the 0.20% redemption fee. Effective January 1, 2021, the redemption fee for the Fund’s R class has been eliminated.
In addition to Return Before Taxes, Return After Taxes is shown for the Fund’s R class to illustrate the effect of federal taxes on Fund returns. After tax-returns are shown only for the Fund’s R class and after-tax returns for the Fund’s Class A, Class B, Class C and Institutional Shares may differ from those shown for the Fund’s R class. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan. The Average Annual Total Return Table also shows the performance of the Fund compared to a broad-based securities market index as well as a comparison to the Morningstar Mid-Cap Growth Funds Average which is an additional performance benchmark for the Fund.
(For the Period Ended December 31, 2020)
Share Class	1 Year	5 Years	10 Years
A:
Return Before Taxes	21.51%	17.12%	13.75%
B:
Return Before Taxes	22.35%	17.66%	13.91%
C:
Return Before Taxes	26.95%	17.82%	13.79%
R:
Return Before Taxes	28.23%	18.40%	14.36%
Return After Taxes on Distributions	26.21%	15.55%	11.70%
Return After Taxes on Distributions and Sale of Fund Shares	18.11%	14.15%	11.09%
IS:
Return Before Taxes	29.07%	18.93%	14.59%
Russell Midcap® Growth Index[1] (reflects no deduction for fees, expenses or taxes)	35.59%	18.66%	15.04%
Morningstar Mid-Cap Growth Funds Average[2]	39.26%	17.80%	13.83%
1
 The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. The Russell Midcap® Growth Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market. The Russell Midcap® Growth Index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
2
 Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.
Fund Management
The Fund’s Investment Adviser (“Adviser”) is Federated Equity Management Company of Pennsylvania. The Fund’s Sub-Adviser is Federated Global Investment Management Corp. The Fund is managed by an investment team under the leadership of Hans P. Utsch and John Ettinger, Co-Heads of the Federated Hermes Kaufmann Growth Equity Team. The following individuals are currently responsible for the day-to-day management of the Fund’s portfolio:
Hans P. Utsch, Senior Portfolio Manager, has been the Fund’s portfolio manager since February 1986.

John Ettinger, Senior Investment Analyst & Senior Portfolio Manager, has been the Fund’s portfolio manager since December 2013 and a member of the Fund’s investment management team since May 2001.
Mark Bauknight, Senior Investment Analyst & Senior Portfolio Manager, has been the Fund’s portfolio manager since October 2003 and a member of the Fund’s investment management team since May 2001.
Tom M. Brakel, Senior Investment Analyst & Senior Portfolio Manager, has been the Fund’s portfolio manager since July 2012 and a member of the Fund’s investment management team since October 2003.
Barbara Miller, Senior Investment Analyst & Portfolio Manager, has been the Fund’s portfolio manager since December 2013 and a member of the Fund’s investment management team since April 2002.
Steven Abrahamson, Senior Investment Analyst & Portfolio Manager, has been the Fund’s portfolio manager since March 2018 and a member of the Fund’s investment management team since May 2001.
Stephen DeNichilo, Senior Investment Analyst & Portfolio Manager, has been the Fund’s portfolio manager since December 2014 and a member of the Fund’s investment management team since February 2012.
Vivian Wohl, Senior Investment Analyst & Portfolio Manager, has been the Fund’s portfolio manager since December 2014 and a member of the Fund’s investment management team since July 2002.
purchase and sale of fund shares
Class B Shares are closed to new investments by new investors and existing shareholders (excluding reinvestment of dividends and capital gains). Reinvestment of dividends and capital gains will continue uninterrupted. Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated Hermes fund.
Please disregard any further references to purchases of Class B Shares with the exception of Class B Share exchanges.
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange is open. Shares may be purchased through a financial intermediary firm that has entered into a Fund selling and/or servicing agreement with the Distributor or an affiliate (“Financial Intermediary”) or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
A, B & C Classes
The minimum investment amount for the Fund’s A, B and C classes is generally $1,500 for initial investments and $100 for subsequent investments. The minimum initial and subsequent investment amounts for Individual Retirement Accounts are generally $250 and $100, respectively. There is no minimum initial or subsequent investment amount for employer-sponsored retirement plans. Certain types of accounts are eligible for lower minimum investments. The minimum investment for Systematic Investment Programs is $50.

R Class
The minimum initial and subsequent investment amounts for Individual Retirement Account rollovers into the Fund’s R class are generally $250 and $100, respectively. There is no minimum initial or subsequent amount required for employer-sponsored retirement plans although minimum account balances apply. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
IS Class
The minimum initial investment amount for the Fund’s IS class is generally $1,000,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
Tax Information
The Fund’s distributions are taxable as ordinary income or capital gains except when your investment is through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

 Federated Hermes Kaufmann Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561Contact us at FederatedInvestors.com
or call 1-800-341-7400.Federated Securities Corp., DistributorInvestment Company Act File No. 811-4017CUSIP 314172677
CUSIP 314172669
CUSIP 314172651
CUSIP 314172644
CUSIP 31421N873Q450347 (12/21)© 2021 Federated Hermes, Inc.